Short-Term Investments and Investment in Equity Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Short-Term Investments and Investment in Equity Securities (Tables) [Line Items]
Schedule of Short-Term Investments	On September 30, 2024, the Company’s short-term investments consisted of the following:
	Cost	Cumulative Unrealized Gain	Fair Value
US Treasury bills	$1,402,757	$13,299	$1,416,056
Total short-term investments	$1,402,757	$13,299	$1,416,056
On December 31, 2023, the Company’s short-term investments consisted of the following:
	Cost	Cumulative Unrealized Gain	Fair Value
US Treasury bills	$2,496,904	$95,785	$2,592,689
Total short-term investments	$2,496,904	$95,785	$2,592,689
On December 31, 2023, the Company’s short-term investments consisted of the following:
	Cost	Unrealized Gain	Fair Value
US Treasury bills	$2,496,904	$95,785	$2,592,689
Total short-term investments	$2,496,904	$95,785	$2,592,689

Schedule of Investment in Equity Securities, at Fair Value for the Periods	The following table summarizes activity in the Company’s investment in equity securities, at fair value for the periods presented:
	Nine Months Ended September 30,	Nine Months Ended September 30,
	2024	2023
Balance, beginning of period	$-	$-
Additions	199,998	-
Balance, end of period	$199,998	$-

Short-Term Investments [Member]
Short-Term Investments and Investment in Equity Securities (Tables) [Line Items]
Schedule of Investment in Equity Securities, at Fair Value for the Periods	The following table summarizes activity in the Company’s investment in equity securities, at fair value for the periods presented:
	Nine Months Ended September 30,	Nine Months Ended September 30,
	2024	2023
Balance, beginning of period	$-	$-
Additions	199,998	-
Balance, end of period	$199,998	$-